SCHEDULE OF CHANGES IN WARRANT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
liability to equity	$ 100		$ 100
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at January 1, 2025		$ 1	116	$ 116
Reclassification of Exchanged Warrants from equity to liability				11,244
Initial measurement
Change in fair value		(1)		(414)
liability to equity				(10,945)
Fair value at September 30, 2025				1
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at January 1, 2025
Reclassification of Exchanged Warrants from equity to liability
Initial measurement				5,566
Change in fair value				(220)
liability to equity				(5,346)
Fair value at September 30, 2025
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at January 1, 2025		41	$ 107	107
Reclassification of Exchanged Warrants from equity to liability
Initial measurement
Change in fair value				(66)
liability to equity
Fair value at September 30, 2025		41		41
Forward Sales Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at January 1, 2025
Initial measurement		5,335
Change in fair value		512
liability to equity		(5,847)
Fair value at September 30, 2025